Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Accrued Expenses and Other Current Liabilities (Tables) [Line Items]
Schedule of Accrued expenses and other current liabilities
	As of
	June 30, 2021	December 31, 2020
Compensation and benefits related	$559	$291
Professional services and other	1,326	103
Accrued interest	9	—
Accrued expenses	$1,894	$394

	Year Ended December 31,
	2020	2019
Compensation and benefits related	$291	$233
Professional services and other	103	81
Accrued expenses	$394	$314